Provisions - Contingent liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Legal claims contingent liability
Summary of contingent liabilities
Amount under litigation considered as a possible loss	$ 318,477	$ 370,418
Tax
Summary of contingent liabilities
Amount under litigation considered as a possible loss	182,380	196,031
Labor
Summary of contingent liabilities
Amount under litigation considered as a possible loss	33,205	39,918
Civil
Summary of contingent liabilities
Amount under litigation considered as a possible loss	17,502	21,549
Environmental
Summary of contingent liabilities
Amount under litigation considered as a possible loss	$ 85,390	$ 112,920